Investments in associates and other investments - Schedule of other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value through profit or loss (warrants)
FVTPL, Balance - Beginning of year	$ 370	$ 4
FVTPL, Acquisitions	917	298
FVTPL, Change in fair value	173	68
FVTPL, Balance - End of year	1,460	370
Fair value through other comprehensive income (shares)
FVTOCI, Balance - Beginning of year	9,963	19,389
FVTOCI, Acquisitions	1,200
FVTOCI, Disposals	(3,071)	(3,060)
FVTOCI, Change in fair value	5,944	(6,366)
FVTOCI, Balance - End of year	14,036	9,963
Total	$ 15,496	$ 10,333